Investment Strategy - NETLease Corporate Real Estate ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is owned by Fundamental Income Strategies, LLC (the “Index Provider”) and measures the performance of the net lease real estate sector of the U.S. equity market. A “net lease” is an arrangement, typically associated with commercial real estate, that requires the tenant to pay all or a portion of the taxes, fees, and maintenance costs for a property in addition to rent.
Fundamental Income Net Lease Real Estate Index
The Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the net lease real estate sector (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The Index may include American Depositary Receipts (“ADRs”). The Index includes securities of companies with a diversified customer, tenant, or obligor base (collectively, “Diversified Companies”), and may also include securities of companies with more than half of their revenue being generated from a single customer, tenant, or obligor (collectively, “Non-Diversified Companies”).
The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States. As of June 1, 2025, the Index consisted of 22 securities, the three largest of which and their weights were Agree Realty Corporation (8.5%), Realty Income Corporation (8.3%) and NNN REIT, Inc. (8.2%).
The Index is reconstituted and rebalanced quarterly as of the close of business on the third Friday of each March, June, September, and December based on data as of the end of the previous month (each, a “Reference Date”). Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each reconstitution of the Index. The sum of all Non-Diversified Companies cannot exceed 12.5% of the total Index weight, and each Non-Diversified Company cannot exceed 3.5% of the total Index weight. Additionally, each of the five largest Diversified Companies in the Index will have their weight capped at 8%, and the remaining Diversified Companies are each capped at 4% of the total Index weight.
If the foregoing limits would be exceeded at the time of a reconstitution of the Index, the excess weight of Diversified Companies is proportionally redistributed to all Diversified Companies with weights below such limits, and the excess weight of Non-Diversified Companies is proportionally redistributed to all Non-Diversified Companies with weights below such limits.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in corporate real estate companies. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders. For purposes of the foregoing policy, the Fund defines “corporate real estate companies” to mean companies that (i) earn a majority of their revenue or income from or have a majority of their assets invested in owning or managing real estate properties or (ii) are structured as REITs.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund is expected to concentrate (i.e., hold more than 25% of its total assets) in securities of the real estate sector to approximately the same extent as the Index. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Strategy Portfolio Concentration [Text]	The Fund is expected to concentrate (i.e., hold more than 25% of its total assets) in securities of the real estate sector to approximately the same extent as the Index. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.